SUPPLEMENT DATED AUGUST 10, 2022

TO THE PROSPECTUS AND SUMMARY PROSPECTUSES EACH DATED MAY 2, 2022

American General Life Insurance Company

Variable Annuity Account Ten

Advanced Outcomes Annuity

This supplement updates certain information in the prospectus, initial summary prospectus and updating summary prospectus (together, the “Prospectus”). You should read this information carefully and retain this supplement for future reference together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.

Effective immediately, the following Underlying Funds are hereby added to APPENDIX A - UNDERLYING FUNDS AVAILABLE UNDER THE CONTRACT in the Prospectus:

Type	Underlying Fund – Share Class 3 Advisor	Current Expense	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Large Cap Equity	Milliman 1-Year Buffered S&P 500 with Spread Strategy
	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Sep[5] Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Oct[6] Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Nov[7] Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Dec[8] Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
Milliman 1-Year Floored S&P 500 with Par Up Strategy
	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Sep[5] Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Oct[6] Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Nov[7] Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Dec[8] Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Strategy
	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Sep[5] Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Oct[6] Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A

Type	Underlying Fund – Share Class 3 Advisor	Current Expense	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Large Cap Equity (continued)	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Nov[7] Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Dec[8] Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Strategy
	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Sep[5] Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Oct[6] Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Nov[7] Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Dec[8] Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Strategy
	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Sep[5] Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Oct[6] Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Nov[7] Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Dec[8] Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
Milliman 6-Year Buffered S&P 500 with Par Up Strategy
	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Oct (I) [6] Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
Milliman 6-Year Parred Down S&P 500 with Par Up Strategy
	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Oct (I) [6] Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A

* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Underlying Fund prospectus for additional information.

[5]	Available for investment on or about September 12, 2022.
[6]	Available for investment on or about October 11, 2022.
[7]	Available for investment on or about November 10, 2022.
[8]	Available for investment on or about December 12, 2022.